Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 836,974	$ 903,462
Additions/(reversal)	1,043,369	(66,488)
Ending balance	$ 1,880,343	$ 836,974